Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Net Loss	$ (253,609)	$ (13,386)
Changes in operating assets and liabilities:
Increase in prepaid expenses	(54,621)
Increase in other assets	(138,055)
Increase (decrease) in accounts payable and accrued liabilities	45,930	(837)
Net Cash Used in Operating Activities	(400,355)	(14,223)
Investing Activities
Related party loan	(200,000)
Repayment of related party loan	390
Acquisition of property and equipment	(105,371)
Acquisition of intangible assets	(41,730)
Net Cash Used in Investing Activities	(346,711)
Financing Activities
Cash received in acquisition	56
Short-term loan proceeds	20,000	12,833
Short-term loan repayments	(85,442)
Proceeds from common stock issued	1,025,000
Net Cash Provided by Financing Activities	959,614	12,833
Increase (Decrease) in Cash	212,548	(1,390)
Cash - Beginning of Period		1,520
Cash - End of Period	212,548	120
Acquisition of assets for common shares and assumption of liabilities	1,785,488
Supplemental Disclosures
Interest paid
Income taxes paid